UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds

(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
FBR Capital Markets Corp.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209

(Name and address of agent for service)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS
The Trust’s schedule of investments is as follows:

The FBR Funds

FBR Large Cap Fund
Portfolio of Investments
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS - 97.0%
	Basic Materials - 3.4%
4,150	BHP Billiton Ltd. ADR	$299,754
6,400	Freeport-McMoRan Copper & Gold, Inc.	457,856
17,000	United States Steel Corp.	753,610

		1,511,220

	Communications - 3.6%
40,000	Cisco Systems, Inc.*	922,800
1,375	Google, Inc., Class A*	666,669

		1,589,469

	Consumer, Cyclical - 14.1%
19,300	Coach, Inc.	713,521
10,200	Fastenal Co.	500,616
22,000	J. C. Penney Company, Inc.	541,860
16,500	Lowe’s Companies, Inc.	342,210
6,900	McDonald’s Corp.	481,137
5,600	NIKE, Inc., Class B	412,384
14,200	Target Corp.	728,744
15,325	The Gap, Inc.	277,536
9,100	The TJX Companies, Inc.	377,832
4,800	V.F. Corp.	380,784
12,700	Walgreen Co.	362,585
23,150	Wal-Mart Stores, Inc.	1,185,048

		6,304,257

	Consumer, Non-cyclical - 21.6%
8,640	Abbott Laboratories	424,051
15,500	Automatic Data Processing, Inc.	639,685
8,475	Baxter International, Inc.	370,951
9,200	Biogen Idec, Inc.*	514,096
2,970	C.R. Bard, Inc.	233,234
5,275	Colgate-Palmolive Co.	416,619
12,400	Forest Laboratories, Inc.*	344,100
1,666	Furiex Pharmaceuticals, Inc.*	19,509
8,000	General Mills, Inc.	273,600
6,700	Gilead Sciences, Inc.*	223,244
14,900	Johnson & Johnson	865,541
18,800	Merck & Company, Inc.	647,848
6,520	Novo Nordisk A/S ADR	560,916
12,000	Paychex, Inc.	311,880
6,800	PepsiCo, Inc.	441,388
13,700	Stryker Corp.	638,009
28,000	Sysco Corp.	867,160
9,200	The Coca-Cola Co.	507,012
25,450	Unilever PLC ADR	728,634

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Fund
Portfolio of Investments (continued)
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Consumer, Non-cyclical - 21.6% (continued)
4,600	Visa, Inc., Class A	$337,410
5,400	Zimmer Holdings, Inc.*	286,146

		9,651,033

	Energy - 6.6%
10,502	Apache Corp.	1,003,781
10,600	BP PLC ADR	407,782
17,200	ConocoPhillips	949,784
15,700	CONSOL Energy, Inc.	588,436

		2,949,783

	Financial - 16.6%
61,300	Bank of America Corp.	860,652
200,000	Citigroup, Inc.*	820,000
7,025	Franklin Resources, Inc.	706,575
57,300	Hudson City Bancorp, Inc.	711,666
23,525	JPMorgan Chase & Co.	947,587
114,400	KeyCorp	967,824
31,600	People’s United Financial, Inc.	437,344
13,100	Prudential Financial, Inc.	750,499
17,375	T. Rowe Price Group, Inc.	837,996
2,425	The Goldman Sachs Group, Inc.	365,738

		7,405,881

	Industrial - 11.4%
17,615	3M Co.	1,506,787
11,500	Canadian Pacific Railway Ltd.	688,505
59,300	General Electric Co.	955,916
20,000	Norfolk Southern Corp.	1,125,400
15,000	Spirit AeroSystems Holdings, Inc., Class A*	305,250
6,950	Union Pacific Corp.	518,957

		5,100,815

	Technology - 19.7%
4,900	Apple, Inc.*	1,260,525
9,000	Cerner Corp.*	697,050
56,800	Intel Corp.	1,170,080
7,800	International Business Machines Corp.	1,001,520
40,050	Microsoft Corp.	1,033,691
44,400	Oracle Corp.	1,049,616
21,350	SAP AG ADR	979,324
31,000	Teradata Corp.*	985,800
25,400	Texas Instruments, Inc.	627,126

		8,804,732

	Total Common Stocks (Cost $41,933,686)	43,317,190

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Fund
Portfolio of Investments (continued)
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	SHORT-TERM INVESTMENT - 3.8%
1,707,790	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $1,707,790)	$1,707,790

	Total Investments — 100.8% (Cost $43,641,476)	45,024,980

	Liabilities Less Other Assets — (0.8)%	(339,072)

	Net Assets — 100.0%	$44,685,908

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Mid Cap Fund
Portfolio of Investments
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS - 98.0%
	Basic Materials - 5.5%
8,500	Compania de Minas Buenaventura S.A.A. ADR	$328,185
6,975	Ecolab, Inc.	341,147
4,934	Sigma-Aldrich Corp.	276,798

		946,130

	Communications - 4.4%
6,250	Amdocs Ltd.*	170,812
4,447	FactSet Research Systems, Inc.	333,525
7,850	Telephone and Data Systems, Inc.	267,921

		772,258

	Consumer, Cyclical - 19.6%
10,315	Abercrombie & Fitch Co., Class A	381,036
25,039	American Eagle Outfitters, Inc.	308,230
9,780	Big Lots, Inc.*	335,552
7,425	BJ’s Wholesale Club, Inc.*	338,209
8,635	Copart, Inc.*	314,659
18,825	Ingram Micro, Inc., Class A*	311,177
4,490	Magna International, Inc., Class A	335,313
15,924	Mattel, Inc.	336,952
8,735	Tiffany & Co.	367,482
4,779	V.F. Corp.	379,118

		3,407,728

	Consumer, Non-cyclical - 19.4%
3,975	Apollo Group, Inc., Class A*	183,367
3,222	Bunge Ltd.	159,972
3,746	C.R. Bard, Inc.	294,173
11,050	Endo Pharmaceuticals Holdings, Inc.*	265,310
6,850	Equifax, Inc.	214,679
7,938	Forest Laboratories, Inc.*	220,280
6,600	Global Payments, Inc.	249,018
8,650	Hansen Natural Corp.*	362,349
5,595	Lincare Holdings, Inc.	132,937
7,275	Paychex, Inc.	189,077
13,350	SEI Investments Co.	256,053
4,785	Techne Corp.	279,444
14,375	Tyson Foods, Inc., Class A	251,706
5,644	Varian Medical Systems, Inc.*	311,549

		3,369,914

	Energy - 6.0%
4,685	Ensco International PLC ADR	195,880
4,540	Helmerich & Payne, Inc.	184,006
2,925	Newfield Exploration Co.*	156,371
5,375	Pioneer Natural Resources Co.	311,320

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Mid Cap Fund
Portfolio of Investments (continued)
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Energy - 6.0% (continued)
7,750	Rowan Companies, Inc.*	$195,765

		1,043,342

	Financial - 18.7%
14,420	Capitol Federal Financial	453,221
5,425	Comerica, Inc.	208,103
14,100	Fifth Third Bancorp.	179,211
8,400	Hospitality Properties Trust	171,780
21,825	Hudson City Bancorp, Inc.	271,066
33,650	KeyCorp	284,679
2,046	M&T Bank Corp.	178,698
33,400	Marshall & Ilsley Corp.	234,802
11,185	New York Community Bancorp, Inc.	193,053
13,850	People’s United Financial, Inc.	191,684
5,175	Raymond James Financial, Inc.	138,069
39,000	Regions Financial Corp.	285,870
6,821	T. Rowe Price Group, Inc.	328,977
5,850	Zions Bancorp.	129,811

		3,249,024

	Industrial - 12.0%
3,450	Alliant Techsystems, Inc.*	231,702
5,253	Cummins, Inc.	418,191
5,025	Dolby Laboratories, Inc., Class A*	318,937
7,475	FLIR Systems, Inc.*	222,456
3,850	Joy Global, Inc.	228,574
8,595	Pall Corp.	328,673
5,392	Roper Industries, Inc.	337,000

		2,085,533

	Technology - 4.9%
40,068	Activision Blizzard, Inc.	476,008
11,103	Check Point Software Technologies Ltd.*	377,724

		853,732

	Utilities - 7.5%
8,600	Ameren Corp.	218,182
7,700	Constellation Energy Group, Inc.	243,320
5,777	Energen Corp.	256,730
12,250	Westar Energy, Inc.	292,530
12,873	Xcel Energy, Inc.	283,077

		1,293,839

	Total Common Stocks (Cost $16,841,819)	17,021,500

	SHORT-TERM INVESTMENT - 2.0%
347,078	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $347,078)	347,078

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Mid Cap Fund
Portfolio of Investments (continued)
July 31, 2010
(unaudited)

VALUE
(NOTE 1)

Total Investments — 100.0% (Cost $17,188,897)	$17,368,578

Other Assets Less Liabilities — NM	7,654

Net Assets — 100.0%	$17,376,232

*	Non-income producing security
ADR	American Depositary Receipts
NM	Not Meaningful
PLC	Public Liability Company

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS - 98.2%
	Basic Materials - 4.2%
6,300	AK Steel Holding Corp.	$88,137
6,100	Century Aluminum Co.*	63,623
2,400	Schnitzer Steel Industries, Inc., Class A	109,968
4,000	The Valspar Corp.	125,640

		387,368

	Communications - 8.0%
1,500	ADTRAN, Inc.	47,370
19,100	ARRIS Group, Inc.*	178,012
3,400	Lamar Advertising Co., Class A*	92,990
4,550	Polycom, Inc.*	135,044
6,200	Tellabs, Inc.	43,276
17,600	TIBCO Software, Inc.*	238,656

		735,348

	Consumer, Cyclical - 19.8%
19,000	AirTran Holdings, Inc.*	91,580
5,000	Big Lots, Inc.*	171,550
6,400	Cabela’s, Inc.*	99,776
8,200	Foot Locker, Inc.	111,438
15,000	JetBlue Airways Corp.*	96,450
2,450	Jos. A. Bank Clothiers, Inc.*	143,766
4,200	RadioShack Corp.	90,468
4,600	Signet Jewelers Ltd.*	136,942
3,400	Skechers U.S.A., Inc., Class A*	126,106
4,200	The Buckle, Inc.	115,710
2,625	The Gymboree Corp.*	113,662
5,600	The Men’s Wearhouse, Inc.	108,976
2,600	The Toro Co.	135,330
2,000	Tractor Supply Co.	139,020
5,000	Wolverine World Wide, Inc.	142,950

		1,823,724

	Consumer, Non-cyclical - 11.1%
6,000	American Medical Systems Holdings, Inc.*	134,160
3,100	Catalyst Health Solutions, Inc.*	107,198
3,650	CoreLogic, Inc.	73,110
7,000	Del Monte Foods Co.	97,160
2,400	Kinetic Concepts, Inc.*	85,224
1,550	Lancaster Colony Corp.	80,476
6,070	Rollins, Inc.	132,569
2,950	Sirona Dental Systems, Inc.*	90,801
6,000	Transcend Services, Inc.*	83,460
1,450	TreeHouse Foods, Inc.*	69,150

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Consumer, Non-cyclical - 11.1% (continued)
1,900	Tupperware Brands Corp.	$74,841

		1,028,149

	Energy - 2.9%
5,400	Cabot Oil & Gas Corp.	164,538
18,152	SandRidge Energy, Inc.*	107,097

		271,635

	Financial - 23.9%
9,500	American Equity Investment Life Holding Co.	102,600
4,435	American Financial Group, Inc.	130,699
8,800	Arthur J. Gallagher & Co.	223,696
2,700	Bancorp Rhode Island, Inc.	78,813
35,300	Brookline Bancorp, Inc.	341,704
8,800	Capitol Federal Financial	276,584
12,600	East West Bancorp, Inc.	196,434
8,170	Enterprise Bancorp, Inc.	91,096
600	First Citizens BancShares, Inc., Class A	113,406
12,800	Fulton Financial Corp.	116,608
2,300	Hingham Institution for Savings	86,503
2,100	LaSalle Hotel Properties	49,812
5,700	MGIC Investment Corp.*	48,963
4,800	Protective Life Corp.	107,952
10,000	United Financial Bancorp, Inc.	148,900
4,900	Webster Financial Corp.	91,336

		2,205,106

	Industrial - 16.3%
5,125	A.O. Smith Corp.	280,235
2,300	Acuity Brands, Inc.	96,899
4,300	Armstrong World Industries, Inc.*	157,208
2,460	Carlisle Companies, Inc.	82,853
4,400	Cymer, Inc.*	146,432
4,500	General Cable Corp.*	119,430
7,550	GrafTech International Ltd.*	118,384
3,000	Lennox International, Inc.	131,010
3,500	Simpson Manufacturing Company, Inc.	90,265
3,600	Snap-On, Inc.	160,812
5,250	Werner Enterprises, Inc.	120,907

		1,504,435

	Technology - 10.0%
18,800	Emulex Corp.*	163,560
6,500	Jack Henry & Associates, Inc.	165,100
5,820	MICROS Systems, Inc.*	208,240
1,300	MicroStrategy, Inc., Class A*	107,887
9,550	QLogic Corp.*	152,036

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Technology - 10.0% (continued)
3,350	Solera Holdings, Inc.	$127,233

		924,056

	Utilities - 2.0%
5,100	Portland General Electric Co.	97,410
2,700	UniSource Energy Corp.	87,156

		184,566

	Total Common Stocks (Cost $8,815,067)	9,064,387

	SHORT-TERM INVESTMENT - 1.9%
172,994	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $172,994)	172,994

	Total Investments — 100.1% (Cost $8,988,061)	9,237,381

	Liabilities Less Other Assets — (0.1)%	(13,738)

	Net Assets — 100.0%	$9,223,643

*	Non-income producing security

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS - 97.8%
	Basic Materials - 2.9%
3,784	NewMarket Corp.	$405,607
5,350	Schnitzer Steel Industries, Inc., Class A	245,137

		650,744

	Communications - 5.5%
7,500	ADTRAN, Inc.	236,850
13,900	Polycom, Inc.*	412,552
16,000	Tellabs, Inc.	111,680
37,000	TIBCO Software, Inc.*	501,720

		1,262,802

	Consumer, Cyclical - 19.3%
15,200	Aèropostale, Inc.*	432,136
34,000	American Eagle Outfitters, Inc.	418,540
10,700	Bally Technologies, Inc.*	345,610
6,900	Deckers Outdoor Corp.*	351,141
5,000	DreamWorks Animation SKG, Inc., Class A*	155,800
7,900	Fossil, Inc.*	312,840
11,860	J. Crew Group, Inc.*	422,572
9,754	Owens & Minor, Inc.	265,211
3,700	Panera Bread Co., Class A*	289,377
23,100	Penn National Gaming, Inc.*	632,709
6,200	Polaris Industries, Inc.	370,140
10,900	Steven Madden, Ltd.*	421,067

		4,417,143

	Consumer, Non-cyclical - 21.2%
19,100	BioMarin Pharmaceutical, Inc.*	417,335
40,100	Bruker Corp.*	528,117
4,200	Capella Education Co.*	390,264
16,000	Catalyst Health Solutions, Inc.*	553,280
3,700	Emergency Medical Services Corp., Class A*	165,538
1,066	Furiex Pharmaceuticals, Inc.*	12,483
6,200	Gen-Probe, Inc.*	278,814
12,800	Impax Laboratories, Inc.*	209,792
3,350	Kinetic Concepts, Inc.*	118,959
10,788	Lance, Inc.	227,950
7,690	Morningstar, Inc.*	346,127
10,000	Par Pharmaceutical Companies, Inc.*	264,000
12,800	Pharmaceutical Product Development, Inc.	310,528
13,400	Sirona Dental Systems, Inc.*	412,452
4,375	Techne Corp.	255,500
5,700	VIVUS, Inc.*	32,262

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments (continued)
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Consumer, Non-cyclical - 21.2% (continued)
9,110	Wright Express Corp.*	$318,759

		4,842,160

	Energy - 2.7%
5,700	Atlas Energy, Inc.*	168,663
9,312	Atwood Oceanics, Inc.*	253,286
11,600	Brigham Exploration Co.*	200,216

		622,165

	Financial - 16.3%
943	Alleghany Corp.*	283,108
14,200	Capitol Federal Financial	446,306
93,500	CNO Financial Group, Inc.*	502,095
10,000	Danvers Bancorp, Inc.	164,000
3,407	Investors Title Co.	95,703
31,000	Janus Capital Group, Inc.	324,880
13,000	MGIC Investment Corp.*	111,670
17,384	Montpelier Re Holdings Ltd.	282,664
27,100	Radian Group, Inc.	233,060
46,300	Sunstone Hotel Investors, Inc.*	477,816
12,910	UDR, Inc.	272,530
828	Wesco Financial Corp.	280,609
827	White Mountains Insurance Group, Ltd.	259,719

		3,734,160

	Industrial - 4.3%
6,000	Genesee & Wyoming, Inc., Class A*	245,280
26,100	Heartland Express, Inc.	418,122
10,150	Knight Transportation, Inc.	212,338
8,000	Roadrunner Transportation Systems, Inc.*	118,160

		993,900

	Technology - 25.6%
37,600	ATMI, Inc.*	557,984
75,000	Brocade Communications Systems, Inc.*	371,250
23,000	CommVault Systems, Inc.*	425,960
63,000	Emulex Corp.*	548,100
17,877	Jack Henry & Associates, Inc.	454,076
11,900	Lexmark International, Inc., Class A*	437,325
17,895	MICROS Systems, Inc.*	640,283
3,400	MicroStrategy, Inc., Class A*	282,166
10,975	Open Text Corp.*	433,512
36,325	QLogic Corp.*	578,294
8,000	Silicon Laboratories, Inc.*	320,400
11,850	Solera Holdings, Inc.	450,063

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments (continued)
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Technology - 25.6% (continued)
33,800	Teradyne, Inc.*	$363,688

		5,863,101

	Total Common Stocks (Cost $23,727,473)	22,386,175

	INVESTMENT COMPANY - 0.7%
2,600	iShares Russell 2000 Index Fund (Cost $160,650)	169,156

	SHORT-TERM INVESTMENT - 2.3%
524,438	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $524,438)	524,438

	Total Investments — 100.8% (Cost $24,412,561)	23,079,769

	Liabilities Less Other Assets — (0.8)%	(176,078)

	Net Assets — 100.0%	$22,903,691

*	Non-income producing security

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Focus Fund
Portfolio of Investments
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS - 89.8%
	Advertising - 7.4%
1,771,440	Lamar Advertising Co., Class A*	$48,448,884

	Building Materials - 3.2%
825,000	Simpson Manufacturing Company, Inc.	21,276,750

	Diversified Financial Services - 4.9%
41,851	Diamond Hill Investment Group, Inc.	2,431,962
728,511	Encore Capital Group, Inc.*	16,027,242
125,000	T. Rowe Price Group, Inc.	6,028,750
356,900	The Charles Schwab Corp.	5,278,551
173,137	White River Capital, Inc.	2,527,800

		32,294,305

	Entertainment - 16.0%
1,549,000	Bally Technologies, Inc.*	50,032,700
2,009,070	Penn National Gaming, Inc.*	55,028,427

		105,061,127

	Home Furnishings - 1.7%
680,160	American Woodmark Corp.	11,243,045

	Insurance - 12.5%
508,700	AON Corp.	19,162,729
187,000	Markel Corp.*	63,206,000

		82,368,729

	Retail - 29.6%
4,240,963	99 Cents Only Stores*†	70,484,805
2,737,088	CarMax, Inc.*	57,752,557
1,352,076	O’Reilly Automotive, Inc.*	66,630,305

		194,867,667

	Telecommunications - 12.7%
1,804,500	American Tower Corp., Class A*	83,440,080

	Transportation - 1.8%
901,315	Dynamex, Inc.*†	12,131,700

	Total Common Stocks (Cost $371,242,808)	591,132,287

	SHORT-TERM INVESTMENT - 10.5%
69,255,958	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $69,255,958)	69,255,958

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Focus Fund
Portfolio of Investments (continued)
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Total Investments — 100.3% (Cost $440,498,766)	$660,388,245

	Liabilities Less Other Assets — (0.3)%	(1,923,058)

	Net Assets — 100.0%	$658,465,187

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS - 96.0%
	Banks - 71.9%
208,700	Bank of America Corp.	$2,930,148
47,000	Capital One Financial Corp.	1,989,510
25,000	CIT Group, Inc.*	909,000
563,000	Citigroup, Inc.*	2,308,300
52,000	Comerica, Inc.	1,994,720
175,000	Fifth Third Bancorp	2,224,250
305,000	Huntington Bancshares, Inc.	1,848,300
77,300	JPMorgan Chase & Co.	3,113,644
187,000	KeyCorp	1,582,020
280,000	Marshall & Ilsley Corp.	1,968,400
40,000	Morgan Stanley	1,079,600
282,000	Regions Financial Corp.	2,067,060
10,000	State Street Corp.	389,200
62,000	SunTrust Banks, Inc.	1,608,900
10,000	The Goldman Sachs Group, Inc.	1,508,200
40,000	The PNC Financial Services Group, Inc.	2,375,600
90,000	U.S. Bancorp.	2,151,000
87,000	Wells Fargo & Co.	2,412,510

		34,460,362

	Commercial Services - 4.8%
4,000	MasterCard, Inc., Class A	840,160
20,000	Visa, Inc., Class A	1,467,000

		2,307,160

	Diversified Financial Services - 6.6%
25,000	American Express Co.	1,116,000
135,000	Discover Financial Services	2,061,450

		3,177,450

	Insurance - 2.2%
25,000	MetLife, Inc.	1,051,500

	Lodging - 2.1%
30,000	Marriott International, Inc., Class A	1,017,300

	Real Estate Investment Trust (REIT) - 1.5%
40,000	Annaly Capital Management, Inc.	696,000

	Savings & Loans - 6.9%
175,000	Hudson City Bancorp, Inc.	2,173,500
30,000	New York Community Bancorp, Inc.	517,800

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments (continued)
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Savings & Loans - 6.9% (continued)
45,000	People’s United Financial, Inc.	$622,800

		3,314,100

	Total Common Stocks (Cost $46,946,749)	46,023,872

	SHORT-TERM INVESTMENT - 3.8%
1,807,636	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $1,807,636)	1,807,636

	Total Investments — 99.8% (Cost $48,754,385)	47,831,508

	Other Assets Less Liabilities — 0.2%	100,823

	Net Assets — 100.0%	$47,932,331

*	Non-income producing security

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS - 85.2%
	Banks - 38.4%
86,562	1st Source Corp.	$1,591,875
472,200	Associated Banc-Corp	6,417,198
90,221	Bancorp Rhode Island, Inc.	2,633,551
835,000	Banner Corp.	1,962,250
443,834	Cathay General Bancorp.	5,219,488
45,000	City National Corp.	2,550,150
35,000	Comerica, Inc.	1,342,600
405,000	East West Bancorp, Inc.	6,313,950
170,000	Fifth Third Bancorp	2,160,700
591,061	First Horizon National Corp.*	6,779,470
113,974	FirstMerit Corp.	2,246,428
705,000	Fulton Financial Corp.	6,422,550
295,000	Huntington Bancshares, Inc.	1,787,700
120,000	IBERIABANK Corp.	6,235,200
302,334	Independent Bank Corp.	7,198,573
245,000	KeyCorp	2,072,700
190,600	MB Financial, Inc.	3,305,004
450,000	Nara Bancorp, Inc.*	3,226,500
735,000	National Penn Bancshares, Inc.	4,895,100
1,575,000	Popular, Inc.*	4,520,250
45,000	PrivateBancorp, Inc.	556,650
526,068	State Bancorp, Inc.	5,039,731
540,000	Susquehanna Bancshares, Inc.	4,671,000
2,000,000	Synovus Financial Corp.	5,240,000
200,000	TCF Financial Corp.	3,168,000
240,000	United Community Banks, Inc.*	744,000
280,000	Webster Financial Corp.	5,219,200
260,000	Western Alliance Bancorp*	1,890,200
315,000	Zions Bancorp	6,989,850

		112,399,868

	Diversified Financial Services - 1.9%
80,000	Portfolio Recovery Associates, Inc.*	5,574,400

	Home Builders - 1.5%
285,000	KB Home	3,243,300
135,000	PulteGroup, Inc.*	1,185,300

		4,428,600

	Insurance - 5.9%
62,999	Assured Guaranty Ltd.	989,084
950,000	CNO Financial Group, Inc.*	5,101,500
300,000	MBIA, Inc.*	2,604,000
240,000	MGIC Investment Corp.*	2,061,600

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments (continued)
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Insurance - 5.9% (continued)
240,000	Radian Group Inc.	$2,064,000
550,000	The Phoenix Companies, Inc.*	1,320,000
700,000	The PMI Group, Inc.*	2,191,000
45,000	XL Group PLC*	797,850

		17,129,034

	Investment Companies - 2.1%
780,000	KKR Financial Holdings LLC	6,169,800

	REITS - 4.8%
60,000	CommonWealth REIT	1,557,000
400,000	First Industrial Realty Trust, Inc.*	1,688,000
800,000	NorthStar Realty Finance Corp.	2,744,000
184,811	PennyMac Mortgage Investment Trust*	3,058,622
700,000	RAIT Financial Trust*	1,400,000
95,000	Redwood Trust, Inc.	1,486,750
120,000	Walter Investment Management Corp.	2,072,400

		14,006,772

	Savings & Loans - 30.6%
490,000	Astoria Financial Corp.	6,487,600
505,000	Brookline Bancorp, Inc.	4,888,400
190,000	Capitol Federal Financial	5,971,700
206,825	Danvers Bancorp, Inc.	3,391,930
495,935	Dime Community Bancshares, Inc.	6,496,749
520,000	First Niagara Financial Group, Inc.	6,973,200
555,584	Flushing Financial Corp.	6,928,132
94,331	Hingham Institution for Savings	3,547,789
190,000	Hudson City Bancorp, Inc.	2,359,800
110,000	NewAlliance Bancshares, Inc.	1,338,700
575,000	Northwest Bancshares, Inc.	6,974,750
535,000	OceanFirst Financial Corp.	6,773,100
149,871	Parkvale Financial Corp.	1,162,999
540,000	Provident Financial Services, Inc.	6,917,400
285,164	Territorial Bancorp, Inc.	5,192,836
125,000	ViewPoint Financial Group*	1,212,500
420,000	Washington Federal, Inc.	7,308,000
144,007	WSFS Financial Corp.	5,472,266

		89,397,851

	Total Common Stocks (Cost $235,116,206)	249,106,325

	SHORT-TERM INVESTMENT - 14.7%
43,032,574	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $43,032,574)	43,032,574

	Total Investments — 99.9% (Cost $278,148,780)	292,138,899

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments (continued)
July 31, 2010
(unaudited)

VALUE
(NOTE 1)

Other Assets Less Liabilities — 0.1%	$157,447

Net Assets — 100.0%	$292,296,346

*	Non-income producing security
LLC	Limited Liability Company
PLC	Public Liability Company

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Technology Fund
Portfolio of Investments
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS - 96.0%
	Biotechnology - 5.4%
1,575	Alexion Pharmaceuticals, Inc.*	$85,617
4,640	Celgene Corp.*	255,896
5,950	Gilead Sciences, Inc.*	198,254
2,550	Life Technologies Corp.*	109,625
1,430	United Therapeutics Corp.*	69,913

		719,305

	Commercial Services - 6.1%
1,490	HMS Holdings Corp.*	83,917
3,825	SuccessFactors, Inc.*	77,686
7,685	Visa Inc., Class A	563,694
2,300	Vistaprint N.V.*	76,015

		801,312

	Computers - 10.6%
2,198	Apple, Inc.*	565,436
3,760	Cognizant Technology Solutions Corp., Class A*	205,146
11,965	LivePerson, Inc.*	84,234
4,740	NetApp, Inc.*	200,502
3,100	SanDisk Corp.*	135,470
6,575	Seagate Technology*	82,516
22,500	Wave Systems Corp., Class A*	72,900
3,100	Western Digital Corp.*	81,809

		1,428,013

	Electrical Components & Equipments - 0.6%
2,575	American Superconductor Corp.*	77,636

	Electronics - 0.8%
2,435	Amphenol Corp., Class A	109,088

	Energy-Alternate Sources - 1.1%
1,185	First Solar, Inc.*	148,658

	Healthcare-Products - 7.5%
515	Intuitive Surgical, Inc.*	169,111
7,675	Johnson & Johnson	445,841
10,305	Medtronic, Inc.	380,975

		995,927

	Internet - 14.2%
2,210	Akamai Technologies, Inc.*	84,776
4,945	Amazon.com, Inc.*	582,966
4,435	Baidu.com, Inc. ADR*	361,053
2,050	Ctrip.com International Ltd. ADR*	82,533
615	Equinix, Inc.*	57,509

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Technology Fund
Portfolio of Investments (continued)
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Internet - 14.2% (continued)
1,180	Google, Inc., Class A*	$572,123
1,360	MercadoLibre, Inc.*	82,280
8,401	NIC, Inc.	62,335

		1,885,575

	Pharmaceuticals - 6.5%
3,830	Allergan, Inc.	233,859
9,590	Teva Pharmaceutical Industries Ltd. ADR	468,471
5,835	ViroPharma, Inc.*	76,847
2,906	Warner Chilcott PLC, Class A*	74,394

		853,571

	Retail - 1.4%
5,285	Best Buy Company, Inc.	183,178

	Semiconductors - 19.8%
7,700	Advanced Micro Devices, Inc.*	57,673
4,125	Altera Corp.	114,345
16,725	Applied Materials, Inc.	197,355
5,750	ASML Holding N.V.	185,094
3,800	Avago Technologies Ltd.*	82,688
6,170	Broadcom Corp., Class A	222,306
3,900	Cirrus Logic, Inc.*	76,050
1,480	Cree, Inc.*	104,843
1,740	Hittite Microwave Corp.*	79,970
26,750	Intel Corp.	551,050
1,860	Lam Research Corp.*	78,473
2,935	Linear Technology Corp.	93,568
8,620	Marvell Technology Group Ltd.*	128,610
2,492	Microchip Technology, Inc.	75,881
5,190	Microsemi Corp.*	82,832
15,025	MIPS Technologies, Inc.*	81,886
1,890	NetLogic Microsystems, Inc.*	55,868
2,070	Power Integrations, Inc.	73,175
1,810	Rovi Corp.*	80,545
2,635	Varian Semiconductor Equipment Associates, Inc.*	74,465
1,825	Veeco Instruments, Inc.*	79,023
3,160	Volterra Semiconductor Corp.*	71,163

		2,646,863

	Software - 16.8%
1,895	ANSYS, Inc.*	85,180
3,295	ArcSight, Inc.*	82,408
3,020	athenahealth, Inc.*	83,865
2,870	Check Point Software Technologies Ltd.*	97,637
2,580	Citrix Systems, Inc.*	141,952
2,490	Informatica Corp.*	75,024

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Technology Fund
Portfolio of Investments (continued)
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Software - 16.8% (continued)
21,680	Microsoft Corp.	$559,561
1,787	salesforce.com, Inc.*	176,824
12,095	SAP AG ADR	554,798
2,400	Taleo Corp., Class A*	59,040
4,095	VMware, Inc., Class A*	317,485

		2,233,774

	Telecommunications - 5.2%
2,770	Atheros Communications, Inc.*	73,239
20,060	Corning, Inc.	363,487
4,360	Finisar Corp.*	69,891
3,070	InterDigital, Inc.*	83,780
2,265	NII Holdings, Inc.*	84,847

		675,244

	Total Common Stocks (Cost $13,063,289)	12,758,144

	SHORT-TERM INVESTMENT - 3.5%
471,407	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $471,407)	471,407

	Total Investments — 99.5% (Cost $13,534,696)	13,229,551

	Other Assets Less Liabilities — 0.5%	66,536

	Net Assets — 100.0%	$13,296,087

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS - 98.8%
	Electric - 36.4%
650	ALLETE, Inc.	$23,439
21,853	Alliant Energy Corp.	755,240
32,090	Ameren Corp.	814,123
24,080	Avista Corp.	503,754
19,100	Black Hills Corp.	609,672
7,900	CH Energy Group, Inc.	330,220
158,118	CMS Energy Corp.	2,517,239
104,170	Consolidated Edison, Inc.	4,804,320
26,920	Constellation Energy Group, Inc.	850,672
262,550	Dominion Resources, Inc.	11,024,475
64,815	DTE Energy Co.	2,991,860
91,212	Duke Energy Corp.	1,559,725
381,915	E.ON AG ADR	11,400,163
3,325	Entergy Corp.	257,721
71,075	Exelon Corp.	2,973,067
60,021	Integrys Energy Group, Inc.	2,841,994
148,025	MDU Resources Group, Inc.	2,923,494
7,523	MGE Energy, Inc.	281,887
281,206	National Grid PLC ADR	11,411,338
27,775	Northeast Utilities	773,256
14,961	Pepco Holdings, Inc.	252,991
210,375	PG&E Corp.	9,340,650
235,025	Public Service Enterprise Group, Inc.	7,732,323
56,690	TECO Energy, Inc.	926,315
6,675	The Empire District Electric Co.	131,164
5,305	UniSource Energy Corp.	171,245
12,058	Unitil Corp.	263,467
28,280	Wisconsin Energy Corp.	1,535,038
104,175	Xcel Energy, Inc.	2,290,808

		82,291,660

	Gas - 34.6%
126,957	AGL Resources, Inc.	4,824,366
195,945	Atmos Energy Corp.	5,682,405
338,935	CenterPoint Energy, Inc.	4,823,045
9,840	Chesapeake Utilities Corp.	327,082
2,255	Corning Natural Gas Corp.	42,394
7,258	Delta Natural Gas Company, Inc.	215,926
48,123	Energen Corp.	2,138,586
8,618	Gas Natural, Inc.	101,003
122,650	National Fuel Gas Co.	5,893,332
70,165	New Jersey Resources Corp.	2,619,259
94,450	Nicor, Inc.	4,135,966

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments (continued)
July 31, 2010
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Gas - 34.6% (continued)
357,050	NiSource, Inc.	$5,891,325
58,600	Northwest Natural Gas Co.	2,778,226
155,050	Piedmont Natural Gas Company, Inc.	4,127,431
230,795	Questar Corp.	3,796,578
5,111	RGC Resources, Inc.	158,441
222,890	Sempra Energy	11,088,777
49,785	South Jersey Industries, Inc.	2,325,955
215,458	Southern Union Co.	4,862,887
97,062	Southwest Gas Corp.	3,122,485
49,350	The Laclede Group, Inc.	1,724,289
73,575	UGI Corp.	1,983,582
74,330	Vectren Corp.	1,841,154
103,250	WGL Holdings, Inc.	3,725,260

		78,229,754

	Oil & Gas - 0.9%
118,599	Cheniere Energy, Inc.*	339,193
46,110	EQT Corp.	1,691,315

		2,030,508

	Pipelines - 26.9%
899,392	El Paso Corp.	11,080,509
232,587	Enbridge, Inc.	11,313,032
171,900	ONEOK, Inc.	7,998,507
540,793	Spectra Energy Corp.	11,243,086
396,250	The Williams Companies, Inc.	7,691,213
321,565	TransCanada Corp.	11,367,323

		60,693,670

	Total Common Stocks (Cost $136,037,450)	223,245,592

	RIGHTS - NM
225	Corning Natural Gas Corp., expiring 08/27/10* (Cost $–)	180

	SHORT-TERM INVESTMENT - 1.2%
2,636,011	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $2,636,011)	2,636,011

	Total Investments — 100.0% (Cost $138,673,461)	225,881,783

	Liabilities Less Other Assets — NM	(53,808)

	Net Assets — 100.0%	$225,827,975

*	Non-income producing security

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments (continued)
July 31, 2010
(unaudited)

ADR	American Depositary Receipts
NM	Not Meaningful
PLC	Public Liability Company

See accompanying Notes to Portfolio of Investments.

The FBR Funds

Notes to Portfolios of Investments
July 31, 2010
(unaudited)

1. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Funds’ Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

The Funds have adopted FASB ASC 820 “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk curves, default rates and similar data.

• Level 3 –
Unobservable inputs for the asset or liability, to the extent observable input are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2010:

		Level 2	Level 3
	Level 1	Other Significant	Significant Unobservable
	Quoted prices	Observable Inputs	Inputs	Total

Large Cap Fund
Common Stocks	$43,317,190	$–	$–	$43,317,190
Short-Term Investment	1,707,790	–	–	1,707,790

Mid Cap Fund
Common Stocks	$17,021,500	$–	$–	$17,021,500
Short-Term Investment	347,078	–	–	347,078

The FBR Funds

Notes to Portfolios of Investments
July 31, 2010
(unaudited)

		Level 2	Level 3
	Level 1	Other Significant	Significant Unobservable
	Quoted prices	Observable Inputs	Inputs	Total

Small Cap Fund
Common Stocks*	$9,064,387	$–	$–	$9,064,387
Short-Term Investment	172,994	–	–	172,994

Pegasus Small Cap Growth Fund
Common Stocks*	$22,386,175	$–	$–	$22,386,175
Investment Company	169,156	–	–	169,156
Short-Term Investment	524,438	–	–	524,438

Focus Fund
Common Stocks*	$591,132,287	$–	$–	$591,132,287
Short-Term Investment	69,255,958	–	–	69,255,958

Large Cap Financial Fund
Common Stocks*	$46,023,872	$–	$–	$46,023,872
Short-Term Investment	1,807,636	–	–	1,807,636

Small Cap Financial Fund
Common Stocks*	$249,106,325	$–	$–	$249,106,325
Short-Term Investment	43,032,574	–	–	43,032,574

Technology Fund
Common Stocks*	$12,758,144	$–	$–	$12,758,144
Short-Term Investment	471,407	–	–	471,407

Gas Utility Index Fund
Common Stocks*	$223,245,592	$–	$–	$223,245,592
Right	–	180	–	180
Short-Term Investment	2,636,011	–	–	2,636,011

*    Please refer to portfolio of investment for industry classifications of common stocks.

New Accounting Pronouncements — In January 2010, the Financial Accounting Standards Board (“FASB”) issued new guidance as an amendment to fair value measurements and disclosures. The new guidance adds new requirements for disclosure about transfers into and out of Level 1 and Level 2 fair value measurements and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. The guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for interim and annual periods beginning after December 15, 2010. The Funds do not expect the implications of this guidance to have a material impact on its financial statements.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

The FBR Funds

Notes to Portfolios of Investments
July 31, 2010
(unaudited)

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual report to shareholders. This information is available on the Securities and Exchange Commission’s website at www.sec.gov.

2. Investments in Affiliates

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended July 31, 2010, is noted below:

		Share Activity

	Balance			Balance	Realized		Value	Acquisition
Affiliate	4/30/10	Purchases	Sales	7/31/10	Gain (Loss)	Dividends	7/31/10	Cost

Focus Fund
99 Cents Only Stores	4,660,963	—	420,000	4,240,963	$541,088	—	$ 70,484,805	$ 43,982,659
Dynamex, Inc.	871,856	29,459	—	901,315	—	—	12,131,700	15,434,676

3. Federal Tax Information

As of July 31, 2010, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Federal Tax Cost	Appreciation	Depreciation	(Depreciation)

Large Cap Fund	$ 43,731,808	$ 3,104,533	$ (1,811,361)	$ 1,293,172
Mid Cap Fund	17,495,974	986,553	(1,113,949)	(127,396)
Small Cap Fund	9,065,629	595,245	(423,493)	171,752
Pegasus Small Cap Growth Fund	24,493,557	665,820	(2,079,608)	(1,413,788)
Focus Fund	440,498,766	246,204,011	(26,314,532)	219,889,479
Large Cap Financial Fund	52,031,772	—	(4,200,264)	(4,200,264)
Small Cap Financial Fund	284,,052,305	26,891,571	(18,804,977)	8,086,594
Technology Fund	14,066,492	317,739	(1,154,680)	(836,941)
Gas Utility Index Fund	145,469,238	86,700,240	(6,287,695)	80,412,545

The FBR Funds

Notes to Portfolios of Investments
July 31, 2010
(unaudited)

4. Subsequent Events

Effective as of the close of business on August 27, 2010, the FBR Small Cap Fund (formerly the FBR Pegasus Small Cap FundTM) completed a reorganization transaction with the FBR Pegasus Small Cap Growth FundTM pursuant to which the FBR Small Cap Fund acquired all of the assets of the FBR Pegasus Small Cap Growth FundTM and the shareholders of the FBR Pegasus Small Cap Growth FundTM became shareholders of the FBR Small Cap Fund. Accordingly, as a result of this reorganization transaction, the FBR Pegasus Small Cap Growth FundTM ceased being offered as of August 27, 2010.

In addition, effective as of the close of business on August 27, 2010, the names of three of the Funds were changed. Specifically, (1) the name of the FBR Pegasus Small Cap FundTM was changed to the FBR Small Cap Fund; (2) the name of the FBR Pegasus Mid Cap FundTM was changed to the FBR Mid Cap Fund; and (3) the name of the FBR Pegasus FundTM was changed to the FBR Large Cap Fund. Also, as of the close of business on August 27, 2010, the principal investment strategy of the FBR Pegasus FundTM (as renamed the FBR Large Cap Fund) was changed to provide that the Fund will invest primarily in the securities of large-cap companies, which the Fund considers to be those issuers having market capitalizations of $3 billion or more.

ITEM 2. CONTROLS AND PROCEDURES

(a)     The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)     There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 3. EXHIBITS

(a)     A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	9/21/2010

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David H. Ellison	9/21/2010

	David H. Ellison	Date
President and Principal Executive Officer
The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	9/21/2010

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds